Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	189,719
Proposed Maximum Offering Price per Unit	4.87
Maximum Aggregate Offering Price	$ 923,931.53
Fee Rate	0.01381%
Amount of Registration Fee	$ 127.59
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby an indeterminate number of additional ordinary shares, no par value per share, of the Registrant (the "Ordinary Shares") as may be issued or issuable resulting from stock splits, stock dividends or similar transactions. b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for an Ordinary Share as reported on the Nasdaq Capital Market on November 3, 2025, which date is a date within five business days of the filing of the Registration Statement.